GEOGRAPHIC INFORMATION (Schedule of Long-Lived Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 6,249	$ 5,002
Israel [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	5,931	4,741
United States [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	4	14
Other [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Long-lived assets	$ 313	$ 247